BRINSON
                                                          S&P 500
                                                          INDEX FUND
                                                          ----------------------
                                                          NOVEMBER 30, 2001



                                                          SEMIANNUAL REPORT

BRINSON S&P 500 INDEX FUND                                     SEMIANNUAL REPORT


                                                                January 15, 2002
Dear Shareholder,

We present you with the semiannual report for Brinson S&P 500 Index Fund for the six months ended November 30, 2001.

Q&A WITH PORTFOLIO MANAGER
T. KIRKHAM BARNEBY
================================================================================

Q.   HOW DID THE FUND PERFORM OVER THE SIX MONTHS ENDED NOVEMBER 30, 2001?

A. The Fund attempts to match the performance of the S&P 500 Index, before consideration of Fund-related fees and expenses, by buying and holding substantially all of the common stocks making up the Index. During the period, the Fund closely tracked the Index as well as its peer group. The Fund declined 8.9% against a loss of 8.7% for the S&P 500 Index; the Lipper S&P 500 Index Funds Median declined 8.9%.


Q. THE EVENTS OF SEPTEMBER 11 OVERSHADOWED ALL OTHER NEWS DURING THE REPORTING PERIOD. CAN YOU TELL US HOW THESE EVENTS AFFECTED MARKET PERFORMANCE?

A. The market reacted in the short term with a sell-off, as it often does to bad news of a political or social nature. The September 11 tragedy was devastating, so the sell-off was not surprising.

     The effect on the markets was short-lived, as the major market indices regained their pre-September 11 levels within about 30 to 40 trading days. This is also not surprising. In general, unless political events become economic events and affect market fundamentals, the market regains lost ground once investors have had time to reflect and realize that the fundamentals are still in place for continued economic growth. Although the events of September 11 exacerbated the economic slowdown that was already under way, many investors saw the sell-off as a great buying opportunity. They stepped up to the plate and invested in stocks. Indeed, although the reporting period as a whole was characterized by a general decline in all the major markets, we are encouraged by the resiliency shown after September 11.


Q.   DID RATE CUTS BY THE FEDERAL RESERVE BOARD HELP THE ECONOMY DURING THE
     PERIOD?

A. Although interest rate cuts are primarily intended to revive a sluggish economy rather than specifically give stock prices a boost, repeated rate cuts do play a major role in the stock market. But the impact is often slower than many investors might expect. Typically, changes in the federal funds rate take six to twelve months to ripple through the market. If this trend continues, the rate reductions of the past several months will result in the bottoming of the economic cycle sometime in the first quarter of 2002.


---------------------------
BRINSON S&P 500 INDEX FUND

INVESTMENT GOAL:
Replicate the total return
of the S&P 500 Index, before
fees and expenses

PORTFOLIO MANAGERS:
T. Kirkham Barneby
Frank Vallario
Brinson Advisors, Inc.

COMMENCEMENT:
December 31, 1997 (CLASS Y)
October 2, 1998 (CLASS A)
October 7, 1998 (CLASS C)

DIVIDEND PAYMENTS:
Annually
---------------------------

SEMIANNUAL REPORT                                     BRINSON S&P 500 INDEX FUND

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

     The market also typically anticipates a positive response to the kind of stimulative monetary policy that we see in these rate cuts, with a lead time of about five months. So the fact that the market was up in the fourth quarter of 2001 can be attributed to two factors: first, the price reversal following the September 11 sell-off; second, the market's positive response to the Fed's rate cuts and an anticipated recovery.


Q.   WHAT STOCKS OR SECTORS PERFORMED PARTICULARLY WELL DURING THE REPORTING
     PERIOD?

A. Not surprisingly, consumer noncyclicals and pharmaceuticals did well during the reporting period. All else equal, companies within these sectors tend to be less vulnerable to the caprices of the market. Even during economic downturns, people need groceries, prescription drugs and home repair products. Consequently, Wal-Mart Stores, PepsiCo, Johnson & Johnson, Procter & Gamble, Abbot Laboratories and Home Depot were among our top performers for the period.

     At the other end of the spectrum, poor performers included companies in the energy and technology sectors. Energy companies, including Royal Dutch Petroleum and Exxon Mobil, suffered from declining gasoline prices during the period. Software companies, including Microsoft Corp., Oracle Systems and Qwest Communications, were still caught in the technology fallout of the preceding months. Moreover, the same stocks were further pummeled as investors sought shelter in "safe" stocks following September 11.


Q.   WHAT IS YOUR OUTLOOK FOR THE MONTHS AHEAD?

A. In the near term, the outlook is very positive. Since the average recession lasts approximately eleven months and the recent downturn was pegged as starting in March 2001, we are due for an economic upturn early this year. Moreover, following historical patterns, the United States economy should respond to the Fed's stimulative monetary policy and bottom during the first quarter.

     Looking out over the longer term, we expect stocks to continue to outdistance other asset classes in providing real returns above inflation. Along with this positive outlook, however, it is important to note that upward trends are interrupted from time to time. Such interruptions may take place more often in the years ahead, with business cycles lasting five years--the historical norm--rather than the ten-year cycle we experienced in the 1990s. Given the likelihood of interruptions in long-term stock performance, it is important to remember that there are risks associated with investing in stocks.

--------------------------
INDEXING FOR THE LONG
TERM

If the stock market's
recent volatility has
made you skittish,
consider some of the
lessons that history
has taught. Yes, stocks
can and will lose
value over shorter
time periods. But over
time, investment in
common stocks has
typically outperformed
most other investments.
One of the most efficient
ways to share in this
performance is to invest
in a fund that represents
an index, such as the
S&P 500.

An investment in an S&P
500 index mutual fund
gives you the opportunity
to participate in a time-
honored part of the U.S.
economy, but with added
advantage not found in
other investment vehicles.
As a group, the S&P 500
makes up about three-
quarters of the entire
U.S. equity market
capitalization. This
collection of blue
chip companies is
recognized as representative
of the U.S. equity
market.

(continued on page 3)
--------------------------

BRINSON S&P 500 INDEX FUND                                    SEMIANNUAL REPORT

PORTFOLIO STATISTICS

Characteristics*                     11/30/01               5/31/01
-------------------------------------------------------------------------------
Net Assets (mm)                         $81.1                 $84.7
Number of Securities                      469                   466
Stocks                                   99.6%                 99.9%
Cash Equivalents and Other Assets
  in Excess of Liabilities                0.4%                  0.1%
-------------------------------------------------------------------------------



Top Ten Holdings*             11/30/01                                5/31/01
-------------------------------------------------------------------------------
General Electric                   3.7%  General Electric                 4.3%
Microsoft                          3.3   Microsoft                        3.3
Pfizer                             2.6   ExxonMobil                       2.7
ExxonMobil                         2.5   Pfizer                           2.4
Wal-Mart Stores                    2.4   Citigroup                        2.3
Citigroup                          2.3   Wal-Mart Stores                  2.0
Intel                              2.1   AOL Time Warner                  2.0
American International Group       2.1   IBM                              1.7
IBM                                1.9   American International Group     1.7
Johnson & Johnson                  1.7   Intel                            1.6
-------------------------------------------------------------------------------
Total                             24.6%  Total                           24.0%


Top Five Sectors*             11/30/01                                5/31/01
-------------------------------------------------------------------------------
Technology                        17.9%  Financials                      22.3%
Financials                        17.6   Technology                      16.9
Health Care                       14.8   Consumer Cyclicals              14.4
Consumer Discretionary            12.9   Health Care                     13.0
Industrials                       10.9   Utilities                        8.2
-------------------------------------------------------------------------------
Total                             74.1%  Total                           74.8%



* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.






   -------------------------------------
   (continued)

   Indexing is a compelling
   investing strategy because the
   makeup of the S&P 500
   changes slowly over time, thus
   changes to an S&P index
   fund are generally few. Portfolio
   managers passively manage the
   fund, making changes only
   when the index itself changes.
   As a result, indexing is typically
   more tax efficient with fewer
   fees than actively managed
   funds.

   Past performance does not
   guarantee future results. But
   over the long term, an investment
   in stocks has historically
   helped investors accumulate real
   wealth. Indexing remains one of  the
   best ways to participate in this
   wealth-generating potential.
   -------------------------------------

SEMIANNUAL REPORT                                    BRINSON S&P 500 INDEX FUND

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the Brinson Funds,(1) please contact your financial advisor or visit us at www.brinsonadvisors.com.

Sincerely,


/s/ Brian M. Storms                    /s/ T. Kirkham Barneby

BRIAN M. STORMS                        T. KIRKHAM BARNEBY
President                              Portfolio Manager
Brinson S&P 500 Index Fund             Brinson S&P 500 Index Fund
                                       Managing Director
                                       Brinson Advisors, Inc.



/s/ Frank A. Vallario


FRANK A. VALLARIO
Portfolio Manager
Brinson S&P 500 Index Fund
Executive Director
Brinson Advisors, Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended November 30, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.




















(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

BRINSON S&P 500 INDEX FUND

PERFORMANCE RESULTS (UNAUDITED)




                                           NET ASSET VALUE                                TOTAL RETURN(1)
                                -------------------------------------           --------------------------------
                                                                                   12 MONTHS       6 MONTHS
                                 11/30/01     05/31/01     11/30/00             ENDED 11/30/01  ENDED 11/30/01
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares                    $13.57       $14.90       $16.45                  (12.71)%          (8.93)%
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares                     13.38        14.74        16.27                  (13.35)           (9.23)
-----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES
                                   NET ASSET VALUE
                                 --------------------     CAPITAL GAINS
PERIOD COVERED                   BEGINNING    ENDING        DISTRIBUTED       DIVIDENDS PAID(2)    TOTAL RETURN(1)
-----------------------------------------------------------------------------------------------------------------------------
10/02/98 - 12/31/98               $12.83      $15.75            --                $0.2186             24.56%
-----------------------------------------------------------------------------------------------------------------------------
1999                               15.75       18.30         $0.0944               0.4977             20.10
-----------------------------------------------------------------------------------------------------------------------------
2000                               18.30       15.61          0.8448               0.0772             (9.74)
-----------------------------------------------------------------------------------------------------------------------------
01/01/01 - 11/30/01                15.61       13.57          0.3331               0.0803            (13.07)
-----------------------------------------------------------------------------------------------------------------------------
                                                     Total:  $1.2723              $0.8738
-----------------------------------------------------------------------------------------------------------------------------
                                                        CUMULATIVE TOTAL RETURN AS OF 11/30/01:       17.38%
-----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                   NET ASSET VALUE
                                 --------------------     CAPITAL GAINS
PERIOD COVERED                   BEGINNING    ENDING        DISTRIBUTED       DIVIDENDS PAID(2)    TOTAL RETURN(1)
-----------------------------------------------------------------------------------------------------------------------------
10/07/98 - 12/31/98               $12.80      $15.73            --                $0.2031             24.57%
-----------------------------------------------------------------------------------------------------------------------------
1999                               15.73       18.23         $0.0944               0.4125             19.24
-----------------------------------------------------------------------------------------------------------------------------
2000                               18.23       15.49          0.8448                --               (10.47)
-----------------------------------------------------------------------------------------------------------------------------
01/01/01 - 11/30/01                15.49       13.38          0.3331                --               (13.62)
-----------------------------------------------------------------------------------------------------------------------------
                                                     Total:  $1.2723              $0.6156
-----------------------------------------------------------------------------------------------------------------------------
                                                        CUMULATIVE TOTAL RETURN AS OF 11/30/01:       14.87%
-----------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1)
                                                   % RETURN WITHOUT DEDUCTING      % RETURN AFTER DEDUCTING
                                                      MAXIMUM SALES CHARGE            MAXIMUM SALES CHARGE
                                                    ------------------------        ------------------------
                                                              CLASS                          CLASS
-----------------------------------------------------------------------------------------------------------------------------
                                                      A*                C**           A*               C**
-----------------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 12/31/01                        (12.38)          (13.00)        (14.57)          (14.74)
-----------------------------------------------------------------------------------------------------------------------------
Commencement of Operations through 12/31/01+          5.31             4.61           4.49             4.28
-----------------------------------------------------------------------------------------------------------------------------


(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.

(2)  Certain distributions may contain short-term capital gains.

+ Commencement of issuance dates for Class A and Class C shares are October 2, 1998 and October 7, 1998, respectively.

* Maximum sales charge for Class A shares is 2.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum sales charge for Class C shares is 1.0% of the public offering price. Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

     Note: The Fund offers Class Y shares to a limited group of eligible investors. For the six months ended November 30, 2001 and since inception, December 31, 1997 through November 30, 2001, Class Y shares have a total return of (8.84)% and 21.31%, respectively. For the year ended December 31, 2001 and for the period since inception through December 31, 2001, Class Y shares have an average annual total return of (12.13)% and 5.16%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BRINSON S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS                          NOVEMBER 30, 2001 (UNAUDITED)

  NUMBER OF                                                                 NUMBER OF
   SHARES                                             VALUE                  SHARES                                       VALUE
  --------                                         ----------               --------                                    ----------
COMMON STOCKS--99.58%

AEROSPACE & DEFENSE--1.45%                                          BANKS--(CONCLUDED)
      900       B.F. Goodrich, Co. ................ $ 21,933            3,700       Mellon Financial Corp. ............. $ 138,343
    6,800       Boeing Co. ........................  238,680            4,700       National City Corp. ................   131,600
    1,600       General Dynamics Corp. ............  133,040            1,700       Northern Trust Corp. ...............    98,328
    6,300       Honeywell, Inc. ...................  208,782            2,300       PNC Bank Corp. .....................   133,285
    3,400       Lockheed Martin Corp. .............  157,930            1,900       Regions Financial Corp. ............    54,663
      700       Northrop Grumman Corp. ............   65,716            2,700       SouthTrust Corp. ...................    66,069
    3,000       Raytheon Co. ......................   98,310            2,300       Suntrust Banks, Inc. ...............   145,498
    1,500       Rockwell Collins ..................   25,230            2,300       Synovus Financial Corp. ............    54,050
    3,700       United Technologies Corp. .........  222,740            1,200       Union Planters Corp.(1) ............    52,092
                                                   ---------           14,800       US Bancorp, Inc. ...................   280,904
                                                   1,172,361           10,900       Wachovia Corp. .....................   337,355
                                                   ---------            6,800       Washington Mutual, Inc. ............   212,704
AIR FREIGHT & Couriers--0.14%                                          13,400       Wells Fargo & Co. ..................   573,520
                                                                                                                         ----------
    2,400       Fedex Corp.* ......................  110,064                                                             4,655,188
                                                   ---------                                                             ----------
AIRLINES--0.21%
    1,200       AMR Corp.* ........................   25,632
    1,000       Delta Air Lines, Inc. .............   28,980        BEVERAGES--2.49%
    5,800       Southwest Airlines Co. ............  108,750            7,000       Anheuser-Busch Cos., Inc. ..........   301,700
      600       US Airways Group, Inc.*(1) ........    4,494              600       Brown Forman Corp., Class B ........    36,540
                                                   ---------           19,300       Coca-Cola Co. ......................   906,328
                                                     167,856            3,400       Coca-Cola Enterprises, Inc. ........    59,330
                                                   ---------            1,200       Pepsi Bottling Group, Inc. .........    53,340
AUTO COMPONENTS--0.28%                                                 13,700       Pepsico, Inc. ......................   666,231
    1,400       DANA Corp. ........................   19,180                                                             ---------
    4,600       Delphi Automotive Systems Corp. ...   63,112                                                             2,023,469
    1,300       Goodyear Tire & Rubber Co. ........   29,120                                                             ---------
      700       Johnson Controls, Inc. ............   55,664
    1,000       TRW, Inc. .........................   39,020       BIOTECHNOLOGY--1.06%
    1,300       Visteon Corp. .....................   17,940            8,100       Amgen, Inc.* .......................   538,083
                                                   ---------            1,200       Biogen, Inc.* ......................    70,692
                                                     224,036            1,500       Chiron Corp.* ......................    65,100
                                                   ---------            4,200       Immunex Corp.* .....................   113,400
AUTOMOBILES--0.76%                                                      1,700       Medimmune, Inc.* ...................    74,868
   14,400       Ford Motor Co. ....................  272,736                                                             ---------
    4,300       General Motors Corp. ..............  213,710                                                               862,143
    2,500       Harley Davidson, Inc. .............  131,450                                                             ---------
                                                   ---------
                                                     617,896       BUILDING PRODUCTS--0.10%
                                                   ---------            3,700       Masco Corp. ........................    77,441
BANKS--5.74%                                                                                                             ---------
    3,000       AmSouth Bancorp ...................   54,960
    5,700       Bank of New York Co., Inc. ........  223,668       CHEMICALS--1.26%
    9,100       Bank One Corp. ....................  340,704            1,800       Air Products & Chemicals, Inc. .....    82,296
   12,500       BankAmerica Corp. .................  767,250            7,000       Dow Chemical Co. ...................   262,500
    3,400       BB & T Corp. ......................  116,110            8,100       DuPont (E.I.) de Nemours & Co. .....   359,154
    1,785       Charter One Financial, Inc. .......   49,177              700       Eastman Chemical Co. ...............    26,859
    1,400       Comerica, Inc. ....................   71,904            1,100       Engelhard Corp. ....................    30,745
    4,500       Fifth Third Bancorp ...............  270,405              800       International Flavors & Fragrances .    24,520
    8,400       FleetBoston Financial Corp. .......  308,700            1,400       PPG Industries, Inc. ...............    75,278
    1,200       Golden West Financial Corp. .......   62,040            1,300       Praxair, Inc. ......................    68,796
    2,100       Huntington Bancshares, Inc. .......   33,999            1,800       Rohm & Haas Co. ....................    63,900
    3,400       KeyCorp ...........................   77,860              600       Sigma-Aldrich Corp. ................    25,656
                                                                                                                         ----------
                                                                                                                         1,019,704
                                                                                                                         ----------

BRINSON S&P 500 INDEX FUND

  NUMBER OF                                                             NUMBER OF
   SHARES                                                 VALUE          SHARES                                         VALUE
  --------                                              ----------      --------                                      ----------
COMMON STOCKS--(CONTINUED)

COMMERCIAL SERVICES & SUPPLIES--1.91%                              COMPUTERS & PERIPHERALS--(CONCLUDED)
     1,600       Allied Waste Industries, Inc.* ...... $ 18,944           800       NCR Corp.* ........................$   30,744
     4,900       Automatic Data Processing, Inc. .....  271,754         2,500       Network Appliance, Inc.* ..........    38,650
       900       Avery Dennison Corp. ................   48,582         4,500       Palm, Inc.* .......................    15,705
     7,600       Cendant Corp.* ......................  129,504        25,400       Sun Microsystems, Inc.* ...........   361,696
     1,300       Cintas Corp. ........................   55,562                                                        ----------
     3,700       Concord EFS, Inc.* ..................  110,926                                                         3,462,676
     1,300       Convergys Corp.* ....................   43,199                                                        ----------
     1,100       Ecolab, Inc. ........................   41,140
     1,100       Equifax, Inc. .......................   27,379    CONSTRUCTION & Engineering--0.03%
     3,000       First Data Corp. ....................  219,720           700       Fluor Corp. .......................    26,495
     1,450       Fiserv, Inc.* .......................   56,637                                                        ----------
     1,400       H&R Block, Inc. .....................   55,776
     2,300       IMS Health, Inc. ....................   47,104    CONSTRUCTION MATERIALS--0.05%
     2,900       Paychex, Inc. .......................  101,529           900       Vulcan Materials Co. ..............    41,625
     1,900       Pitney Bowes, Inc. ..................   78,812                                                        ----------
     1,100       R.R. Donnelly & Sons Co. ............   32,230
     1,400       Robert Half International, Inc.* ....   37,730    CONTAINERS & Packaging--0.10%
     1,000       Sabre Holdings Corp.* ...............   34,690         1,400       Pactiv Corp.* .....................    24,500
     4,800       Waste Management, Inc. ..............  140,640           700       Sealed Air Corp.* .................    32,130
                                                      ---------           400       Temple-Inland, Inc. ...............    22,856
                                                      1,551,858                                                        ----------
                                                      ---------                                                            79,486
                                                                                                                       ----------
COMMUNICATIONS EQUIPMENT--3.18%
     6,100       ADC Telecommunications, Inc.* .......   27,084    DIVERSIFIED FINANCIALS--7.23%
       700       Andrew Corp.* .......................   14,707        10,300       American Express Co. ..............   338,973
     2,200       Avaya, Inc.* ........................   25,014           800       Bear Stearns Co., Inc. ............    46,000
     2,500       CIENA Corp.* ........................   44,375         1,600       Capital One Financial Corp. .......    80,048
    57,000       Cisco Systems, Inc.* ................1,165,080        10,700       Charles Schwab Corp. ..............   153,652
     1,500       Comverse Technology, Inc.* ..........   32,085        39,100       Citigroup, Inc. ................... 1,872,890
     7,200       Corning, Inc. .......................   67,896           900       Countrywide Credit
    10,200       JDS Uniphase Corp.* .................  102,816                       Industries, Inc. ................    38,232
    26,500       Lucent Technologies, Inc. ...........  193,980         5,400       Federal Home Loan
    17,100       Motorola, Inc. ......................  284,544                       Mortgage Corp. ..................   357,318
    24,800       Nortel Networks Corp.(1) ............  193,440         7,800       Federal National Mortgage
     5,900       Qualcomm, Inc.* .....................  346,448                       Association .....................   613,080
     1,300       Scientific-Atlanta, Inc. ............   34,957         2,000       Franklin Resources, Inc. ..........    71,500
     3,200       Tellabs, Inc.* ......................   48,896         3,600       Household International, Inc. .....   212,364
                                                      ---------        15,400       J.P. Morgan Chase & Co. ...........   580,888
                                                      2,581,322         1,900       Lehman Brothers Holdings, Inc. ....   125,685
                                                      ---------         6,600       MBNA Corp. ........................   212,784
COMPUTERS & PERIPHERALS--4.27%                                          6,500       Merrill Lynch & Co., Inc. .........   325,585
     2,700       Apple Computer, Inc.* ...............   57,510         1,200       Moody's Corp. .....................    41,604
    13,200       Compaq Computer Corp. ...............  133,980         8,600       Morgan Stanley
    20,300       Dell Computer Corp.* ................  566,979                       Dean Witter & Co. ...............   477,300
    17,200       EMC Corp. ...........................  288,788         2,400       Providian Corp. ...................     6,408
     2,600       Gateway, Inc.* ......................   24,440         2,500       State Street Corp. ................   130,850
    15,100       Hewlett-Packard Co. .................  332,049         1,700       Stilwell Financial, Inc. ..........    40,324
    13,500       IBM Corp. ...........................1,560,465         1,000       T. Rowe Price & Associates, Inc....    31,700
     1,000       Lexmark International                                  1,300       USA Education, Inc.................   110,591
                   Group, Inc.* ......................   51,670                                                         ------------
                                                                                                                         5,867,776
                                                                                                                        ------------
                                                                   DIVERSIFIED TELECOMMUNICATIONS SERVICES--4.76%
                                                                        2,500       Alltel Corp.......................    162,700
                                                                       26,900       AT&T Corp.........................    470,481
                                                                       14,600       BellSouth Corp....................    562,100

BRINSON S&P 500 INDEX FUND

  NUMBER OF                                                            NUMBER OF
   SHARES                                               VALUE           SHARES                                            VALUE
  --------                                            ----------       --------                                         ----------
COMMON STOCKS--(CONTINUED)

DIVERSIFIED TELECOMMUNICATION SERVICES--(CONCLUDED)                    ELECTRICAL EQUIPMENT--(CONCLUDED)
    1,100       CenturyTel, Inc. .......................$  37,180          700       Power-One, Inc.* ..................$   6,986
    2,300       Citizens Communications Co.* ...........   22,517        1,600       Rockwell International Corp. ......   26,400
   22,500       MCI Worldcom, Inc. .....................  327,150                                                       ---------
   12,900       Qwest Communications                                                                                      314,996
                International, Inc. ....................  153,510                                                       ---------
   26,200       SBC Communications, Inc. ...............  979,356    ELECTRONIC EQUIPMENT & INSTRUMENTS--0.49%
    6,900       Sprint Corp.(1) ........................  150,351        3,600       Agilent Technologies, Inc.* .......   98,172
   21,100       Verizon Communications .................  991,700        1,500       Jabil Circuit, Inc.* ..............   39,450
                                                        ---------          400       Millipore Corp. ...................   23,880
                                                        3,857,045        1,000       Perkinelmer, Inc. .................   27,720
                                                        ---------        2,500       Sanmina Corp.* ....................   53,500
ELECTRIC UTILITIES--2.39%                                                5,100       Solectron Corp.* ..................   74,970
    4,100       AES Corp.* .............................   67,732        1,900       Symbol Technologies, Inc. .........   31,578
    1,000       Allegheny Energy, Inc. .................   34,850          800       Tektronix, Inc.* ..................   17,984
    1,100       Ameren Corp. ...........................   44,968        1,400       Thermo Electron Corp. .............   30,380
    2,500       American Electric Power, Inc. ..........  103,125                                                       ---------
    2,300       Calpine Corp.* .........................   49,588                                                         397,634
    1,200       Cinergy Corp. ..........................   35,376                                                       ---------
    1,100       CMS Energy Corp. .......................   25,333    ENERGY EQUIPMENT & SERVICES--0.65%
    1,600       Consolidated Edison, Inc. ..............   61,792        2,600       Baker Hughes, Inc. ................   85,722
    1,300       Constellation Energy Group .............   30,875        3,300       Halliburton Co. ...................   70,719
    2,000       Dominion Resources, Inc. ...............  116,900        1,100       Nabors Industries, Inc.* ..........   34,650
    1,300       DTE Energy Co. .........................   53,690        1,100       Noble Drilling Corp.* .............   32,450
    6,000       Duke Energy Corp. ......................  216,900          800       Rowan Cos., Inc.* .................   13,072
    2,500       Edison International, Inc. .............   37,750        4,500       Schlumberger Ltd. .................  216,045
    1,700       Entergy Corp. ..........................   62,730        2,500       Transocean Sedco Forex, Inc. ......   70,750
    2,500       Exelon Corp. ...........................  111,525                                                       ---------
    2,963       First Energy Corp. .....................  100,090                                                         523,408
    1,300       FPL Group, Inc. ........................   72,020                                                       ---------
    2,600       Mirant Corp.* ..........................   63,466    FOOD & DRUG RETAILING--1.15%
    1,300       Niagara Mohawk Holdings, Inc.* .........   23,062        3,200       Albertson's, Inc. .................  107,392
    3,000       PG&E Corp. .............................   54,900        3,100       CVS Corp. .........................   83,545
      700       Pinnacle West Capital Corp. ............   29,225        6,400       Kroger Co.* .......................  162,048
    1,100       PPL Corp. ..............................   39,127        3,900       Safeway, Inc.* ....................  173,784
    2,500       Progress Energy, Inc.* .................   70,465        5,200       Sysco Corp. .......................  127,868
    1,600       Public Service Enterprise Group, Inc. ..   64,880        7,900       Walgreen Co. ......................  260,700
    2,300       Reliant Energy, Inc. ...................   58,765        1,200       Winn Dixie Stores, Inc. ...........   16,452
    5,200       Southern Co. ...........................  118,300                                                       ---------
    1,100       TECO Energy, Inc. ......................   29,051                                                         931,789
    2,000       TXU Corp. ..............................   90,200                                                       ---------
    2,700       Xcel Energy, Inc. ......................   73,737
                                                        ---------    FOOD PRODUCTS--1.55%
                                                        1,940,422        5,145       Archer-Daniels-Midland Co. ........   79,181
                                                        ---------        3,200       Campbell Soup Co. .................   93,792
ELECTRICAL EQUIPMENT--0.39%                                              4,100       Conagra, Inc. .....................   94,177
    1,600       American Power                                           3,400       General Mills, Inc. ...............  167,790
                Conversion Corp.* ......................   22,016        2,700       Heinz, H.J. & Co. .................  102,924
      800       Cooper Industries, Inc. ................   32,680        1,100       Hershey Foods Corp. ...............   72,006
    3,400       Emerson Electric Co. ...................  183,804        3,100       Kellogg Co. .......................   91,419
    1,500       Molex, Inc. ............................   43,110        2,400       Ralston Purina Co. ................   79,512
                                                                         6,100       Sara Lee Corp. ....................  133,468
                                                                         4,500       Unilever N.V ......................  256,050
                                                                         1,700       Wrigley, Wm. Jr. Co. ..............   85,918
                                                                                                                        ---------
                                                                                                                        1,256,237
                                                                                                                        ---------

BRINSON S&P 500 INDEX FUND


  NUMBER OF                                                          NUMBER OF
   SHARES                                              VALUE          SHARES                                             VALUE
  --------                                           ----------      --------                                          ---------
COMMON STOCKS--(CONTINUED)                                           HOTELS, RESTAURANTS & LEISURE--(CONCLUDED)
                                                                        1,600       Starwood Hotels & Resorts
GAS UTILITIES--0.40%                                                                  Worldwide, Inc., Class B ........$   43,424
     3,900       El Paso Corp. .....................$  173,550          1,200       Tricon Global Restaurants, Inc.* ..    56,940
     1,100       KeySpan Corp. .....................    36,443          1,000       Wendy's International, Inc. .......    28,430
       900       Kinder Morgan, Inc. ...............    44,037                                                         ----------
     1,700       NiSource, Inc. ....................    35,530                                                            734,608
     1,600       Sempra Energy .....................    37,056                                                         ----------
                                                    ----------     HOUSEHOLD DURABLES--0.34%
                                                       326,616            700       Black & Decker Corp. ..............    25,928
                                                    ----------            500       Centex Corp. ......................    22,595
HEALTH CARE EQUIPMENT & Supplies--1.59%                                 1,300       Fortune Brands, Inc. ..............    51,051
     1,600       Applera Corp.-Applied Biosys ......    52,960          1,600       Leggett & Platt, Inc. .............    34,624
       500       Bausch & Lomb, Inc. ...............    16,625            600       Maytag Corp. ......................    17,358
     4,600       Baxter International, Inc. ........   239,200          2,200       Newell Rubbermaid, Inc. ...........    56,430
     2,000       Becton, Dickinson & Co. ...........    67,740            700       Stanley Works .....................    29,253
     2,100       Biomet, Inc. ......................    58,779            600       Whirlpool Corp. ...................    39,456
     3,100       Boston Scientific Corp.* ..........    82,460                                                         ----------
       400       C.R. Bard, Inc. ...................    25,232                                                            276,695
     2,400       Guidant Corp.* ....................   117,144                                                         ----------
     9,400       Medtronic, Inc. ...................   444,432     HOUSEHOLD PRODUCTS--1.67%
       700       St. Jude Medical, Inc.* ...........    52,150          1,900       Clorox Co. ........................    75,088
     1,500       Stryker Corp. .....................    82,365          4,400       Colgate-Palmolive Co. .............   256,784
         1       Viasys Healthcare, Inc.* ..........         9          4,200       Kimberly-Clark Corp. ..............   244,314
     1,550       Zimmer Holdings, Inc.* ............    50,003         10,100       Procter & Gamble Co. ..............   782,346
                                                    ----------                                                         ----------
                                                     1,289,099                                                          1,358,532
                                                    ----------                                                         ----------
HEALTH CARE PROVIDERS & Services--1.45%                            INDUSTRIAL CONGLOMERATES--5.26%
     1,100       Aetna, Inc. .......................    34,287         77,400       General Electric Co. .............. 2,979,900
       800       AmerisourceBergen Corp. ...........    47,592          3,100       Minnesota Mining &
     3,500       Cardinal Health, Inc. .............   239,120                        Manufacturing Co. ...............   355,198
     1,200       CIGNA Corp. .......................   109,476          1,100       Textron, Inc. .....................    43,615
     4,300       Columbia/HCA Healthcare Corp. .....   166,797         15,100       Tyco International Ltd., ADR ......   887,880
     3,200       HEALTHSOUTH Corp.* ................    47,104                                                         ----------
     1,600       Humana, Inc.* .....................    20,128                                                          4,266,593
       900       Manor Care, Inc.* .................    21,015                                                         ----------
     2,200       McKesson HBOC, Inc. ...............    81,994     INSURANCE--4.41%
       900       Quintiles Transnational Corp.* ....    14,895          4,000       AFLAC, Inc. .......................   109,600
     2,600       Tenet Healthcare Corp.* ...........   156,000          5,700       Allstate Corp. ....................   195,168
     2,500       UnitedHealth Group, Inc. ..........   178,625            900       Ambac Financial Group, Inc. .......    50,472
       500       Wellpoint Health Networks, Inc.* ..    58,950         20,342       American International
                                                    ----------                        Group, Inc. ..................... 1,676,181
                                                     1,175,983          2,000       AON Corp. .........................    71,660
                                                    ----------          1,400       Chubb Corp. .......................    98,084
HOTELS, RESTAURANTS & Leisure--0.91%                                    1,400       Cincinnati Financial Corp. ........    54,026
     4,600       Carnival Corp. ....................   120,106          2,800       Conseco, Inc. .....................    11,844
     1,000       Darden Restaurants, Inc. ..........    30,740          1,900       Hartford Financial Services
     1,000       Harrah's Entertainment, Inc.* .....    32,230                        Group, Inc. .....................   112,480
     3,000       Hilton Hotels Corp. ...............    29,700          1,300       Jefferson-Pilot Corp. .............    57,850
     1,900       Marriott International, Inc. ......    71,478          2,400       John Hancock Financial
    10,000       McDonald's Corp. ..................   268,400                        Services, Inc. ..................    94,416
     3,000       Starbucks Corp.* ..................    53,160          1,500       Lincoln National Corp. ............    71,550
                                                                        1,600       Loews Corp. .......................        90
                                                                        2,100       Marsh & McLennan Cos., Inc. .......       224
                                                                        1,200       MBIA, Inc. ........................        61
                                                                        5,800       Metlife, Inc. .....................       159



BRINSON S&P 500 INDEX FUND


  NUMBER OF                                                                    NUMBER OF
   SHARES                                               VALUE                   SHARES                                    VALUE
  --------                                            ----------                 --------                               ---------
COMMON STOCKS--(CONTINUED)                                            MEDIA--(CONCLUDED)
                                                                           1,300       New York Times Co. ..............$  59,085
INSURANCE--(CONCLUDED)                                                     1,400       Omnicom Group, Inc. ............   120,204
       900       MGIC Investment Corp. .............$   52,695               800       TMP Worldwide, Inc.* ...........    33,032
       600       Progressive Corp. .................    87,918             2,400       Tribune Co. ....................    86,640
     1,200       SAFECO Corp. ......................    38,592             1,700       Univision Communications, Inc.*     60,537
     1,700       St. Paul Cos., Inc. ...............    80,036            13,900       Viacom, Inc., Class B* .........   606,735
     1,000       Torchmark, Inc. ...................    39,450            16,300       Walt Disney Co. ................   333,661
     1,900       UnumProvident Corp. ...............    49,020                                                         ----------
     1,000       XL Capital Ltd. ...................    92,980                                                          3,403,740
                                                    ----------                                                         ----------
                                                     3,579,797
                                                    ----------        METALS & MINING--0.74%
INTERNET SOFTWARE & SERVICES--0.08%                                        2,600       Alcan Aluminum Ltd. ............    93,548
     4,400       Yahoo!, Inc.* .....................    68,508             6,800       Alcoa, Inc. ....................   262,480
                                                    ----------             3,500       Barrick Gold Corp. .............    52,955
IT CONSULTING & Services--0.43%                                            1,400       Freeport-McMoRan Copper &
     1,300       Computer Sciences Corp.* ..........    61,945                         Gold, Inc., Class B* ...........    18,690
     3,600       Electronic Data Systems Corp. .....   249,192             1,700       Inco Ltd.* .....................    27,370
     1,000       Sapient Corp.* ....................     6,280             1,700       Newmont Mining Corp. ...........    33,439
     2,500       Unisys Corp.* .....................    29,750               700       Nucor Corp. ....................    34,636
                                                    ----------               700       Phelps Dodge Corp. .............    25,081
                                                       347,167             2,900       Placer Dome, Inc.(1) ...........    31,639
                                                    ----------             1,100       USX-U.S. Steel Group, Inc. .....    18,579
LEISURE EQUIPMENT & PRODUCTS--0.22%                                                                                    ----------
       900       Brunswick Corp. ...................    17,730                                                            598,417
     2,300       Eastman Kodak Co. .................    69,621                                                         ----------
     1,600       Hasbro, Inc. ......................    26,320
     3,500       Mattel, Inc. ......................    64,435        MULTI-UTILITIES--0.22%
                                                    ----------             2,500       Dynegy, Inc., Class A ..........    75,875
                                                       178,106             4,000       Williams Cos., Inc. ............   106,880
                                                    ----------                                                         ----------
MACHINERY--0.89%                                                                                                          182,755
     2,700       Caterpillar, Inc. .................   128,034                                                         ----------
     1,100       Danaher Corp. .....................    64,515
     1,900       Deere & Co. .......................    75,981        MULTILINE RETAIL--3.64%
     1,600       Dover Corp. .......................    58,976             1,000       Big Lots, Inc.* ................     9,400
       600       Eaton Corp. .......................    41,766             3,500       Costco Wholesale Corp.* ........   143,080
     2,500       Illinois Tool Works, Inc. .........   153,375             2,600       Dollar General Corp. ...........    35,100
     1,400       Ingersoll Rand Co. ................    58,646             1,400       Family Dollar Stores, Inc. .....    41,720
       700       ITT Industries, Inc. ..............    34,328             1,600       Federated Department
       600       PACCAR, Inc. ......................    36,516                           Stores, Inc.* ................    59,200
     1,100       Pall Corp. ........................    25,322             2,100       J.C. Penney, Inc. ..............    53,214
     1,000       Parker-Hannifin Corp. .............    41,050             4,000       K Mart Corp.* ..................    24,400
                                                    ----------             2,600       Kohls Corp.* ...................   176,410
                                                       718,509             2,400       May Department Stores Co. ......    86,016
                                                    ----------             1,100       Nordstrom, Inc. ................    20,823
MEDIA--4.20%                                                               2,600       Sears Roebuck & Co. ............   118,326
    34,500       AOL Time Warner, Inc.* ............ 1,204,050             7,000       Target Corp. ...................   262,780
     4,600       Clear Channel Communications* .....   214,958            34,800       Wal-Mart Stores, Inc. .......... 1,919,220
     7,400       Comcast Corp., Class A* ...........   281,200                                                         ----------
       800       Dow Jones & Co., Inc. .............    40,496                                                          2,949,689
     2,100       Gannett, Inc. .....................   145,845                                                         ----------
     2,900       Interpublic Group Cos., Inc. ......    84,477          OFFICE ELECTRONICS--0.06%
       700       Knight-Ridder, Inc. ...............    42,420             5,400       Xerox Corp. ....................    45,360
     1,600       McGraw-Hill Cos., Inc. ............    90,400                                                         ----------


BRINSON S&P 500 INDEX FUND


  NUMBER OF                                                      NUMBER OF
   SHARES                                              VALUE      SHARES                                                  VALUE
  --------                                           ----------  --------                                               ---------
COMMON STOCKS--(CONTINUED)

OIL & GAS--5.47%                                                  PHARMACEUTICALS--(CONCLUDED)
       700       Amerada Hess Corp. ................$   40,670         11,400      Schering-Plough Corp. .............$    407,322
     2,000       Anadarko Petroleum Corp. ..........   103,800            800      Watson Pharmaceuticals, Inc.* .....      23,944
     1,000       Apache Corp. ......................    45,990                                                         -----------
       700       Ashland, Inc. .....................    29,855                                                           8,652,725
     1,700       Burlington Resources, Inc. ........    59,738                                                         -----------
     8,311       ChevronTexaco Corp. ...............   706,518    REAL ESTATE--0.19%
     4,900       Conoco, Inc. ......................   134,113          3,300     Equity Office Properties Trust .....      98,340
     1,000       Devon Energy Corp. ................    34,390          2,000     Equity Residential
       900       EOG Resources, Inc. ...............    31,482                      Properties Trust .................      57,900
    53,700       ExxonMobil Corp. .................. 2,008,380                                                         -----------
       800       Kerr-McGee Corp. ..................    42,032                                                             156,240
     3,000       Occidental Petroleum Corp. ........    75,000                                                         -----------
     2,960       Phillips Petroleum Co. ............   164,665    ROAD & Rail--0.39%
    16,600       Royal Dutch Petroleum Co., ADR ....   802,444          3,100     Burlington Northern
       800       Sunoco, Inc. ......................    29,248                      Santa Fe, Inc. ...................      90,861
     1,900       Unocal Corp. ......................    62,491          1,700     CSX Corp. ..........................      63,580
     2,500       USX-Marathon Group ................    68,500          3,000     Norfolk Southern Corp. .............      58,170
                                                    ----------          1,900     Union Pacific Corp. ................     104,595
                                                     4,439,316                                                         -----------
                                                    ----------                                                             317,206
PAPER & FOREST PRODUCTS--0.50%                                                                                         -----------
     1,900       Georgia-Pacific Corp.(1) ..........    60,914    SEMICONDUCTOR EQUIPMENT & Products--4.39%
     3,800       International Paper Co. ...........   151,810          2,700     Advanced Micro Devices, Inc.* ......      36,612
       900       Mead Corp. ........................    27,828          3,000     Altera Corp.* ......................      68,280
       900       Westvaco Corp. ....................    25,749          2,800     Analog Devices, Inc.* ..............     119,000
     1,800       Weyerhaeuser Co. ..................    95,130          6,300     Applied Materials, Inc.* ...........     250,362
     1,000       Willamette Industries, Inc. .......    48,250          2,300     Applied Micro Circuits Corp.* ......      31,349
                                                    ----------          2,000     Broadcom Corp., Class A* ...........      87,980
                                                       409,681          1,900     Conexant Systems, Inc.* ............      28,291
                                                    ----------         52,400     Intel Corp. ........................   1,711,384
PERSONAL PRODUCTS--0.47%                                                1,500     KLA-Tencor Corp.* ..................      75,345
       500       Alberto Culver Co., Class B .......    21,760          2,500     Linear Technology Corp. ............     102,575
     1,900       Avon Products, Inc. ...............    90,706          2,800     LSI Logic Corp.* ...................      45,500
     8,200       Gillette Co. ......................   268,140          2,600     Maxim Integrated
                                                    ----------                      Productions, Inc.* ...............     142,506
                                                       380,606          4,700     Micron Technology, Inc.* ...........     127,652
                                                    ----------          1,400     National Semiconductor Corp.* ......      42,182
PHARMACEUTICALS--10.67%                                                 1,100     Novellus Systems, Inc.* ............      41,877
    12,000       Abbott Laboratories ...............   660,000          1,300     PMC-Sierra, Inc.* ..................      29,627
     1,000       Allergan, Inc. ....................    75,490            700     QLogic Corp.* ......................      34,615
    10,200       American Home Products Corp. ......   613,020          1,400     Teradyne, Inc.* ....................      39,004
    15,100       Bristol-Myers Squibb Co. ..........   811,776         13,500     Texas Instruments, Inc. ............     432,675
     1,400       Forest Laboratories, Inc.* ........    99,120          1,400     Vitesse Semiconductor Corp.* .......      17,066
    23,564       Johnson & Johnson ................. 1,372,603          2,600     Xilinx, Inc.* ......................      93,886
     2,133       King Pharmaceuticals, Inc.* .......    84,979                                                         -----------
     8,700       Lilly, Eli & Co. ..................   719,229                                                           3,557,768
    17,800        Merck & Co., Inc.................. 1,205,950                                                         -----------
    49,200        Pfizer, Inc....................... 2,130,852    SOFTWARE--5.04%
    10,100        Pharmacia Corp....................   448,440          1,900     Adobe Systems, Inc. ................      60,952
                                                                          400     Autodesk, Inc. .....................      14,880
                                                                        1,900     BMC Software, Inc.* ................      31,825
                                                                        1,400     Citrix Systems, Inc.* ..............      31,318
                                                                        4,500     Computer Associates
                                                                                    International, Inc. ...............    149,715


BRINSON S&P 500 INDEX FUND


  NUMBER OF                                                       NUMBER OF
   SHARES                                              VALUE       SHARES                                             VALUE
  --------                                           ----------   --------                                          ---------
COMMON STOCKS--(CONCLUDED)

SOFTWARE--(CONCLUDED)                                               SPECIALTY RETAIL--(CONCLUDED)
      2,900     Compuware Corp.* ................... $    32,248          2,200     TJX Cos., Inc. ................    82,918
      1,600     Intuit, Inc.* ......................      70,240          1,600     Toys "R" Us, Inc.* ............    34,416
        700     Mercury Interactive Corp.* .........      21,553                                                   ----------
     41,900     Microsoft Corp.* ...................   2,690,399                                                     1,864,289
      2,900     Novell, Inc.* ......................      12,354                                                   ----------
      1,100     NVIDIA Corp.* ......................      60,104
     43,700     Oracle Corp.* ......................     613,111    TEXTILES & APPAREL--0.21%
      2,100     Parametric Technology Corp.* .......      18,375            500     Liz Claiborne, Inc. ...........    24,990
      2,300     PeopleSoft, Inc.* ..................      80,293          2,100     Nike, Inc., Class B ...........   111,279
      3,500     Siebel Systems, Inc.* ..............      78,225            900     V. F. Corp. ...................    34,182
      3,100     VERITAS Software Co.* ..............     120,559                                                   ----------
                                                     -----------                                                      170,451
                                                       4,086,151                                                   ----------
                                                     -----------
SPECIALTY RETAIL--2.30%                                             TOBACCO--1.06%
        900     Autozone, Inc.* ....................      60,570         17,100     Philip Morris Cos., Inc. ......   806,607
      2,300     Bed, Bath & Beyond, Inc.* ..........      74,681          1,400     UST, Inc. .....................    50,260
      1,600     Best Buy Co., Inc.* ................     114,224                                                   ----------
      1,700     Circuit City Stores, Inc. ..........      29,835                                                      856,867
      6,700     Gap, Inc. ..........................      88,641                                                   ----------
     18,200     Home Depot, Inc. ...................     849,212
      3,300     Limited, Inc. ......................      45,936    TRADING COMPANIES & DISTRIBUTORS--0.10%
      6,000     Lowe's Cos., Inc. ..................     271,860          1,400     Genuine Parts Co. .............    47,180
      2,300     Office Depot, Inc.* ................      37,145            800     W.W. Grainger, Inc. ...........    37,440
      1,400     Radioshack Corp. ...................      40,544                                                   ----------
      1,300     Sherwin-Williams Co. ...............      36,387                                                       84,620
      3,600     Staples, Inc.* .....................      63,360                                                   ----------
      1,200     Tiffany & Co. ......................      34,560
                                                                    WIRELESS TELECOMMUNICATION SERVICES--0.64%
                                                                         19,770     AT&T Wireless Services, Inc.* .   276,187
                                                                          6,000     Nextel Communications, Inc.* ..    64,320
                                                                          7,300     Sprint Corp.* .................   182,135
                                                                                                                   ----------
                                                                                                                      522,642
                                                                                                                   ----------
                                                                    Total Common Stocks (cost--$94,451,230) ...... 80,761,663
                                                                                                                   ----------





  PRINCIPAL
   AMOUNT                                                                                 MATURITY      INTEREST
    (000)                                                                                   DATE          RATE
  ---------                                                                               ---------      ------
REPURCHASE AGREEMENT--0.24%
$ 190   Repurchase Agreement dated 11/30/01 with State Street Bank & Trust Co., collateralized by $194,274 U.S. Treasury Bills, Zero coupon, due 12/20/01
          (value--$194,031); proceeds: $190,032 (cost--$190,000) .....................   12/03/01      2.00%          190,000
                                                                                                                  -----------
Total Investments (cost--$94,641,230)--99.82% ........................................                             80,951,663
Other assets in excess of liabilities--0.18% .........................................                                149,215
                                                                                                                  -----------
Net Assets--100.00% ..................................................................                            $81,100,878
                                                                                                                  ===========


-------------
*   Non-income producing security.
ADR American Depository Receipt.

(1) Security, or portion thereof, was on loan at November 30, 2001.


                 See accompanying notes to financial statements

BRINSON S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES               NOVEMBER 30, 2001 (UNAUDITED)


ASSETS
Investments in securities, at value (cost--$94,641,230) .......................................   $ 80,951,663
Investments of cash collateral received for securities loaned, at value (cost--$459,800) ......        459,800
Cash ..........................................................................................            240
Receivable for shares of beneficial interest sold .............................................        230,657
Receivable for investments sold ...............................................................          1,938
Dividends and interest receivable .............................................................        112,442
Deferred organizational expenses ..............................................................         39,899
Other assets ..................................................................................         58,057
                                                                                                  ------------
Total assets ..................................................................................     81,854,696
                                                                                                  ------------
LIABILITIES
Payable for cash collateral for securities loaned .............................................        459,800
Payable for investments purchased .............................................................        116,911
Payable for shares of beneficial interest repurchased .........................................         89,677
Payable to affiliates .........................................................................         39,640
Accrued expenses and other liabilities ........................................................         47,790
                                                                                                  ------------
Total liabilities .............................................................................        753,818
                                                                                                  ------------
Net Assets
Beneficial interest--$0.001 par value (unlimited amount authorized) ...........................     95,524,091
Undistributed net investment income ...........................................................        262,318
Accumulated net realized losses from investment transactions ..................................       (995,964)
Net unrealized depreciation of investments ....................................................    (13,689,567)
                                                                                                  ------------
Net assets ....................................................................................   $ 81,100,878
                                                                                                  ============
CLASS A:
Net assets ....................................................................................   $ 33,178,334
                                                                                                  ------------
Shares outstanding ............................................................................      2,444,833
                                                                                                  ------------
Net asset value and redemption value per share ................................................         $13.57
                                                                                                        ======
Maximum offering price per share (net asset value plus sales charge of 2.50% of offering price)         $13.92
                                                                                                        ======
CLASS C:
Net assets ....................................................................................   $ 41,328,769
                                                                                                  ------------
Shares outstanding ............................................................................      3,089,848
                                                                                                  ------------
Net asset value and redemption value per share ................................................         $13.38
                                                                                                        ======
Maximum offering price per share (net asset value plus sales charge of 1.00% of offering price)         $13.52
                                                                                                        ======
CLASS Y:
Net assets ....................................................................................   $  6,593,775
                                                                                                  ------------
Shares outstanding ............................................................................        483,988
                                                                                                  ------------
Net asset value, offering price and redemption value per share ................................         $13.62
                                                                                                        ======



                 See accompanying notes to financial statements

BRINSON S&P 500 INDEX FUND

STATEMENT OF OPERATIONS


                                                                FOR THE SIX
                                                               MONTHS ENDED
                                                              NOVEMBER 30, 2001
                                                                (UNAUDITED)
                                                               -------------
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $2,005) ............   $   520,621
Interest ........................................................         1,240
                                                                    -----------
                                                                        521,861
                                                                    -----------
EXPENSES:
Investment advisory and administration ..........................        79,032
Service fees--Class A ...........................................        39,855
Service and distribution fees--Class C ..........................       200,464
Professional fees ...............................................        36,574
Transfer agency and related services fees .......................        28,165
Reports and notices to shareholders .............................        28,045
Custody and accounting ..........................................        23,709
Federal and state registration ..................................        19,161
Amortization of organization expense ............................        15,190
Trustees' fees ..................................................         2,763
Other expenses ..................................................         4,686
                                                                    -----------
                                                                        477,644
Less: Fee waivers and expense reimbursements from advisor .......       (99,026)
                                                                    -----------
Net expenses ....................................................       378,618
                                                                    -----------
NET INVESTMENT INCOME ...........................................       143,243
                                                                    -----------

Realized and unrealized losses from investment activities:
Net realized losses from investment transactions ................      (948,984)
Net change in unrealized appreciation/depreciation of investments    (6,810,238)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES ...    (7,759,222)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $(7,615,979)
                                                                    ===========



                 See accompanying notes to financial statements

BRINSON S&P 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                                       FOR THE SIX
                                                                                       MONTHS ENDED       FOR THE YEAR
                                                                                      NOVEMBER 30, 2001       ENDED
                                                                                        (UNAUDITED)       MAY 31, 2001
                                                                                       ------------      -------------
FROM OPERATIONS:
Net investment income .................................................................$     143,243    $    204,874
Net realized gains (losses) from investment transactions .............................      (948,984)      4,670,099
Net change in unrealized appreciation/depreciation of investments ....................    (6,810,238)    (15,333,203)
                                                                                        ------------    ------------
Net decrease in net assets resulting from operations .................................    (7,615,979)    (10,458,230)
                                                                                        ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A .......................................................           --         (154,476)
Net investment income--Class C .......................................................           --               --
Net investment income--Class Y .......................................................           --          (56,335)
Net realized gains from investment transactions--Class A .............................           --       (1,690,428)
Net realized gains from investment transactions--Class C .............................           --       (2,314,225)
Net realized gains from investment transactions--Class Y .............................           --         (468,427)
                                                                                        ------------    ------------
Total dividends and distributions to shareholders ....................................           --       (4,683,891)
                                                                                        ------------    ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares .................................................    18,169,332      45,421,176
Cost of shares repurchased ...........................................................   (14,194,961)    (45,942,859)
Proceeds from dividends reinvested ...................................................          --         4,407,164
                                                                                        ------------    ------------
Net increase in net assets from beneficial interest transactions .....................     3,974,371       3,885,481
                                                                                        ------------    ------------
Net decrease in net assets ...........................................................    (3,641,608)    (11,256,640)

NET ASSETS:
Beginning of period ..................................................................    84,742,486      95,999,126
                                                                                        ------------    ------------
End of period (including undistributed net investment
 income of $262,318 and $119,075, respectively).......................................  $ 81,100,878    $ 84,742,486
                                                                                        ============    ============


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Brinson S&P 500 Index Fund (the "Fund") is a series of Brinson Index Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the Fund commenced operations.

   Currently, the Fund offers Class A, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. All classes of shares have equal voting privileges except that Class A and Class C shares have exclusive voting rights with respect to their service and/or distribution plan. Class Y shares have no service or distribution plan.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value for the portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Brinson Advisors, Inc. ("Brinson Advisors"), the investment advisor, administrator and principal underwriter of the Fund. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG, headquartered in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

   REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Brinson Advisors.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

   FUTURES CONTRACTS--Upon entering into a financial futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through which the transaction was effected, an amount of cash and/or U.S. securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized. Variation margin calls could be substantial in the event of adverse price movements.

   Using financial futures contracts involves various market risks. If the Fund were unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a segregated account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortions.

   There were no outstanding futures contracts at November 30, 2001.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISOR AND ADMINISTRATOR

   The Trust's board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Brinson Advisors, under which Brinson Advisors serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Brinson Advisors an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. At November 30, 2001, the Fund does not owe Brinson Advisors investment advisory and administration fees.

   For the six months ended November 30, 2001, Brinson Advisors has contractually undertaken to waive a portion of the Fund's investment advisory and administration fees and reimburse a portion of the Fund's other expenses, when necessary to maintain the total annual operating expenses of Class A, Class
C and Class Y at a level not exceeding    0.60%, 1.35% and 0.35%, respectively.
For the six months ended November 30, 2001, Brinson Advisors waived or reimbursed $99,026 in investment advisory and administration fees and other expenses.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

DISTRIBUTION PLANS

   Brinson Advisors is the principal underwriter of the Fund's shares. There is no distribution plan with respect to the Fund's Class Y shares. Under separate plans of service and/or distribution pertaining to Class A and Class C shares, the Fund pays Brinson Advisors monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A and Class C and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class C. At November 30, 2001, the Fund owed Brinson Advisors $39,598 in service and distribution fees.

   Brinson Advisors also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class C shares. Brinson Advisors has informed the Fund that for the six months ended November 30, 2001, it earned $51,428 in sales charges.

TRANSFER AGENCY AND RELATED SERVICES FEES

   UBS PaineWebber, Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund. For the six months ended November 30, 2001, UBS PaineWebber received from PFPC, not the Fund, approximately 54% of the total transfer agency and related service fees collected by PFPC from the Fund.

SECURITY LENDING

   The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit that meet certain guidelines established by Brinson Advisors, in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights. However, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended November 30, 2001, the Fund earned $272 for lending securities. The Fund's lending agent is UBS PaineWebber, who earned $95 in compensation from the Fund in that capacity for the six months ended November 30, 2001. At November 30, 2001, the Fund owed UBS PaineWebber $42 in compensation.

   As of November 30, 2001, the Fund held cash having an aggregate value of $459,800 as collateral for portfolio securities loaned having a market value of $445,441 which was invested in the following money market funds:

 NUMBER OF
  SHARES                                                                  VALUE
 ---------                                                               -------
   6,945         AIM Liquid Assets Portfolio ..................         $  6,945
 452,855         AIM Prime Portfolio ..........................          452,855
                                                                        --------
                 Total investments of cash collateral
                   for securities loaned (cost--$459,800)......         $459,800
                                                                        ========

------------
* UBS PaineWebber is a service mark of UBS AG.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

BANK LINE OF CREDIT

   The Fund may participate with other funds managed by Brinson Advisors in a $300 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended November 30, 2001 the Fund did not borrow under the Facility.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at November 30, 2001 was substantially the same as the cost of securities for financial statement purposes.

   At November 30, 2001, the components of net unrealized depreciation of investments were as follows:

   Gross appreciation (investments having an excess of value over cost)........ $   5,706,402
   Gross depreciation (investments having an excess of cost over value).........  (19,395,969)
                                                                                  ------------
   Net unrealized depreciation of investments ................................   $(13,689,567)
                                                                                  ============


   For the six months ended November 30, 2001, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases..........................................................   $9,477,701
Sales .............................................................   $5,602,418

FEDERAL TAX STATUS

   The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

BENEFICIAL INTEREST
   There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                                       CLASS A                CLASS C                      CLASS Y
                                                ---------------------  ----------------------      -------------------------
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001:      SHARES     AMOUNT       SHARES        AMOUNT       SHARES          AMOUNT
                                                --------    ---------  ----------   ------------   ---------     ----------
Shares sold ................................     629,801  $8,450,198       687,265    $9,184,000      40,021     $   535,134
Shares repurchased .........................    (469,779) (6,385,852)     (483,628)   (6,429,464)   (102,439)     (1,379,645)
                                               ---------   ---------    ----------    ----------    ---------    ------------
Net increase (decrease) ....................     160,022  $2,064,346       203,637    $2,754,536     (62,418)    $  (844,511)
                                               =========  ==========    ==========    ==========    =========    ============
                                                       CLASS A                CLASS C                       CLASS Y
                                               ----------------------   -----------------------     ------------------------
FOR THE YEAR ENDED MAY 31, 2001:                 SHARES      AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
                                               ---------   -----------  ----------  ------------    ---------    -----------
Shares sold ................................   1,361,060   $22,052,107   1,245,434   $20,447,007     173,847     $ 2,922,062
Shares repurchased .........................  (1,066,055)  (17,405,525)   (911,044)  (14,480,887)   (792,306)    (14,056,447)
Dividends reinvested .......................     106,448     1,687,207     139,935     2,202,584      32,601         517,373
                                               ---------    ----------  ----------   -----------    --------     -----------
Net increase (decrease) ....................     401,453   $ 6,333,789     474,325   $ 8,168,704    (585,858)   $(10,617,012)
                                               =========   ===========  ==========   ===========    ========    ============

                      [This Page Intentionally Left Blank]

BRINSON S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS


Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                    CLASS A
                                                -----------------------------------------------
                                                 FOR THE
                                                SIX MONTHS       FOR THE YEARS
                                                  ENDED              ENDED         FOR THE PERIOD
                                                NOVEMBER 30,        MAY 31,       OCTOBER 2, 1998+
                                                   2001        -----------------       THROUGH
                                                (UNAUDITED)     2001       2000     MAY 31, 1999
                                                 ---------     -------    ------    ------------
Net asset value, beginning of period ..........    $14.90      $17 .74    $16.72       $12 .83
                                                   ------      -------   -------        ------
Net investment income (loss) ..................      0.05*        0.10*     0.12*         0.08*
Net realized and unrealized gains (losses)
  from investment and futures transactions ....     (1.38)*      (2.02)*    1.49*         4.03*
                                                   ------      -------   -------        ------
Net increase (decrease) from investment
  operations ..................................     (1.33)       (1.92)     1.61          4.11
                                                   ------      -------   -------        ------

Dividends from net investment income ..........      --          (0.08)    (0.10)        (0.12)
Distributions from net realized gains from
  investment transactions .....................      --          (0.84)    (0.49)        (0.10)
                                                   ------      -------   -------        ------
Total dividends and distributions to
  shareholders ................................      --          (0.92)    (0.59)        (0.22)
                                                   ------      -------   -------        ------
Net asset value, end of period ................    $13.57      $ 14.90   $ 17.74        $16.72
                                                   ======      =======   =======        ======

Total investment return(1) ....................     (8.93)%     (11.12)%    9.67%        32.23%
                                                    =====       ======      ====         =====


Ratios/Supplemental data:
Net assets, end of period (000's) .............   $33,178      $34,036   $33,409       $18,920
Expenses to average net assets net of
  waivers  and reimbursements from advisor ....      0.60%**      0.60%     0.60%         0.60%**
Expenses to average net assets before waivers
  and reimbursements from advisor .............      0.82%**      0.75%     0.94%         1.52%**
Net investment income (loss) to average net
  assets net of waivers and reimbursements
  from advisor ................................      0.72%**      0.56%     0.69%         0.87%**
Net investment income (loss) to average net
  assets before waivers and reimbursements
  from advisor ................................      0.50%**      0.41%     0.35%        (0.06)%**
Portfolio turnover rate .......................         8%          32%        5%           62%

                     CLASS B
---------------------------------------------------
  FOR THE
SIX MONTHS
   ENDED
    NOV-         FOR THE YEARS
   EMBER             ENDED          FOR THE PERIOD
     30,            MAY 31,        OCTOBER 7, 1998+
    2001      -------------------      THROUGH
(UNAUDITED)     2001       2000     MAY 31, 1999
 ---------    --------    -------   ------------
  $14.74       $17.61     $16.64       $12.80
  ------       ------     ------       ------
    0.00*       (0.03)*    (0.01)*       0.02*

   (1.36)       (2.00)      1.49*        4.02*
  ------      ------      ------       ------

   (1.36)       (2.03)      1.48         4.04
  ------       ------     ------       ------

    --           --        (0.02)       (0.10)

    --          (0.84)     (0.49)       (0.10)
  ------       ------     ------       ------

    --          (0.84)     (0.51)       (0.20)
  ------       ------     ------       ------
  $13.38       $14.74     $17.61       $16.64
  ======       ======     ======       ======

  (9.23)%      (11.81)%     8.89%       31.77%
   =====       ======       ====        =====



 $41,329      $42,544    $42,478      $23,813

    1.35%**      1.35%      1.35%        1.35%**

    1.61%**      1.54%      1.70%        2.24%**


   (0.03)%**    (0.17)%    (0.06)%       0.17%**


   (0.29)%**   (0.36)%    (0.41)%       (0.73)%**
       8%          32%         5%          62%

--------------

*    Calculated using average daily shares outstanding for the period.

**   Annualized.

+    Commencement of issuance of shares.

++ Shares of former Class A were renamed Class X and then converted into Class Y on September 30, 1998.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

BRINSON S&P 500 INDEX FUND




                  CLASS X                                             CLASS Y
----------------------------------------    -----------------------------------------------------------------------
  FOR THE PERIOD                               FOR THE
   JUNE 1, 1998                              SIX MONTHS
      THROUGH           FOR THE PERIOD          ENDED              FOR THE YEARS            FOR THE PERIOD
   SEPTEMBER 30,      DECEMBER 31, 1997+    NOVEMBER 30,               ENDED              DECEMBER 31, 1997+
      1998++                THROUGH             2001                  MAY 31,                   THROUGH
    (UNAUDITED)          MAY 31, 1998        (UNAUDITED)   2001        2000        1999      MAY 31, 1998
  ---------------      ----------------      ----------  --------    --------    --------  ----------------
       $14.11               $12.50             $14.94     $17.76     $ 16.74      $14.12       $ 12.50
        -----                -----             ------     ------     --------     ------        -------
         0.05*                0.03               0.07*      0.13*       0.17*       0.16*         0.06

        (0.94)*               1.58              (1.39)*    (2.01)*      1.47*       2.68*         1.56
        -----                -----             ------     ------     --------     ------        -------

        (0.89)                1.61              (1.32)     (1.88)       1.64        2.84          1.62
        -----                -----             ------     ------     --------     ------        -------
         --                   --                 --        (0.10)      (0.13)      (0.12)         --

         --                   --                 --        (0.84)      (0.49)      (0.10)         --
        -----                -----             ------     ------     --------     ------        -------

         --                   --                 --        (0.94)      (0.62)      (0.22)         --
        -----                -----             ------     ------     --------     ------        -------
       $13.22               $14.11             $13.62     $14.94     $ 17.76      $16.74       $ 14.12
        =====                =====             ======     ======     ========     ======        =======
        (6.31)%              12.88%             (8.84)%   (10.86)%      9.86%      20.30%        12.96%
        =====                =====             ======     ======     ========     ======        =======


         --                 $  789             $6,594     $8,162     $20,112     $6,480        $12,892

         0.40%**              0.40%**            0.35%**    0.35%       0.35%      0.35%          0.35%**

         1.29%**              2.25%**            0.66%**    0.56%       0.69%      1.29%          2.22%**


         1.19%**              1.26%**            0.96%**    0.78%       0.92%      1.12%          1.41%**


         0.29%**             (0.60)%**           0.65%**    0.57%       0.58%      0.18%         (0.46)%**
           73%                   1%                 8%        32%          5%        62%             1%

BRINSON S&P 500 INDEX FUND

-----------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.          George W. Gowen
CHAIRMAN                        William W. Hewitt, Jr.
Margo N. Alexander              Morton L. Janklow
Richard Q. Armstrong            Frederic V. Malek
David J. Beaubien               Carl W. Schafer
Richard R. Burt                 William D. White
Meyer Feldberg

PRINCIPAL OFFICERS

Brian M. Storms                 Paul H. Schubert
PRESIDENT                       VICE PRESIDENT AND TREASURER

Amy R. Doberman                 T. Kirkham Barneby
VICE PRESIDENT AND SECRETARY    VICE PRESIDENT

INVESTMENT ADVISOR,
ADMINISTRATOR AND PRINCIPAL UNDERWRITER

Brinson Advisors, Inc.
51 West 52nd Street
New York, New York 10019-6114




THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONJUNCTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.